UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________________ to ____________________

Date of Report (Date of earliest event reported) ____________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ____________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:      0001547361

Morgan Stanley Capital I Trust 2016-BNK2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:  0001687374

Tejal P. Wadhwani, (212) 762-5609
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Deloitte & Touche LLP was engaged to perform an agreed-upon procedures engagement. See attached Report of Independent Accountants on Applying Agreed-Upon Procedures, dated October 28, 2016, which was obtained by the addressees thereof, attached as Exhibit 99.1 to this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

Date: October 28, 2016

/s/ Jane Lam

By: Jane Lam, Vice President

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated October 28, 2016